Business Acquisitions (Details Textual) (USD $)	12 Months Ended																			12 Months Ended
	Feb. 27, 2010	Mar. 03, 2012	Feb. 26, 2011	Mar. 23, 2009	Mar. 03, 2012 BlackBerry application [Member]	Feb. 11, 2011 BlackBerry application [Member]	Aug. 20, 2010 Application store fronts and data collection [Member]	Jun. 01, 2010 QNX Software Systems [Member]	Mar. 31, 2012 Proprietary software [Member]	Mar. 03, 2012 Proprietary software [Member]	Mar. 26, 2010 Proprietary software [Member]	Aug. 21, 2009 Torch Mobile [Member]	Mar. 23, 2009 Certicom Corp [Member]	Mar. 31, 2012 The Astonishing Tribe [Member]	Mar. 03, 2012 Paratek Microwave [Member]	Mar. 03, 2012 BlackBerry PlayBook Tablet [Member]	Mar. 03, 2012 Cloud Based Services [Member]	Mar. 03, 2012 Calendar Scheduling [Member]	Mar. 03, 2012 Developer Tools [Member]	Mar. 03, 2012 Acquired Technology [Member] Y	Feb. 26, 2011 Acquired Technology [Member] Y
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period of the Acquired Technology																				3.4	3.8
Per Unit Price Of Shares Acquired				$ 3.00
Purchased cash consideration	152,000,000	232,000,000	494,000,000	131,000,000				200,000,000
Percentage of equity acquired		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Business Acquisitions (Textual) [Abstract]
Tax cost on goodwill purchased		10,000,000
Excess of net assets acquired over consideration paid	9,000,000
Acquisition related costs		$ 0